Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	23 Months Ended	33 Months Ended	44 Months Ended	47 Months Ended		58 Months Ended	59 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | C000230847
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%						7.67%
Without Sales Load [Member] | C000244425
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%		6.86%
Without Sales Load [Member] | C000229547
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%					(0.79%)
Without Sales Load [Member] | C000229546
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%					(1.80%)
Without Sales Load [Member] | C000240370
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%			14.41%
Without Sales Load [Member] | C000246678
Average Annual Return [Line Items]
Average Annual Return, Percent	21.03%
Without Sales Load [Member] | C000222559
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%								6.49%
Without Sales Load [Member] | C000222560
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)								1.16%
Without Sales Load [Member] | C000233898
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%				11.28%
Without Sales Load [Member] | C000250203
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%	5.59%
Without Sales Load [Member] | C000223446
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%							0.94%
Bloomberg World Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large & Mid Cap Index
Average Annual Return, Percent	17.64%						8.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		6.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.36%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%					11.53%
Morningstar U.S. Large-Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Large-Mid Cap Index
Average Annual Return, Percent	18.10%			23.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%								(0.40%)
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%								0.94%
MSCI All Country World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.80%				10.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	6.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%							14.88%
60% MSCI World Index & 40% Bloomberg Barclays US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.74%						5.91%
Dow Jones U.S. Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Moderately Conservative Portfolio Index
Average Annual Return, Percent	7.97%					3.09%
Morningstar U.S. Large-Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Large-Mid Cap Index
Average Annual Return, Percent	19.19%
50% ICE BofA 5-10Y Corp & 50% Markit iBoxx Liq HY Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 5-10Y & US Corp & 50% Markit iBoxx Liq HY Index
Average Annual Return, Percent	6.39%								3.05%
IQ Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IQ Merger Arbitrage Index
Average Annual Return, Percent	6.25%							1.05%